UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03061 )

Exact name of registrant as specified in charter: Putnam Global Natural Resources Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio 5/31/07 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Building Materials (0.8%)
Vulcan Materials Co.	44,700	$5,350,143

Chemicals (9.2%)
Asahi Kasei Corp. (Japan)	23,000	147,601
BASF AG (Germany)	92,756	11,485,179
Celanese Corp. Ser. A	208,500	7,587,315
E.I. du Pont de Nemours & Co.	244,254	12,779,369
Imperial Chemical Industries PLC (United Kingdom)	748,265	8,034,647
Lyondell Chemical Co.	265,400	9,864,918
Monsanto Co.	149,400	9,203,040
Rohm & Haas Co.	110,400	5,852,304
		64,954,373

Construction (0.7%)
Martin Marietta Materials, Inc.	32,381	5,033,303

Containers (1.0%)
Ball Corp.	129,800	7,185,728

Energy (19.2%)
BJ Services Co. (S)	447,500	13,125,175
Cameron International Corp. (NON)	151,000	10,705,900
Electromagnetic GeoServices AS (Norway) (NON)	151,171	2,658,459
Electromagnetic GeoServices AS 144A (Norway) (NON)	34,725	610,666
ENSCO International, Inc.	185,200	11,217,564
GlobalSantaFe Corp.	77,700	5,306,910
Grant Prideco, Inc. (NON)	154,100	8,751,339
Halliburton Co. (S)	652,196	23,446,446
National-Oilwell Varco, Inc. (NON)	99,200	9,369,440
Noble Corp.	66,005	6,098,202
Pride International, Inc. (NON)	158,306	5,700,599
Saipem SpA (Italy)	334,962	10,468,004
Schlumberger, Ltd. (S)	193,800	15,091,206
SK Corp. (South Korea)	42,850	4,850,420
Transocean, Inc. (NON) (S)	78,600	7,721,664
		135,121,994

Engineering & Construction (1.6%)
Chiyoda Corp. (Japan)	546,000	10,991,783

Forest Products and Packaging (0.5%)
Smurfit Kappa PLC (Ireland) (NON)	74,359	1,885,663
Smurfit Kappa PLC 144A (Ireland) (NON)	53,286	1,351,275
		3,236,938

Metals (9.2%)
Alcoa, Inc.	296,000	12,218,880
BHP Billiton PLC (United Kingdom)	215,297	5,241,489
BHP Billiton, Ltd. (Australia)	174,112	4,544,965
Freeport-McMoRan Copper & Gold, Inc. Class B	98,000	7,712,600
INI Steel Co. (South Korea)	84,650	5,064,764
IPSCO, Inc.	29,800	4,674,018
Salzgitter AG (Germany)	34,598	6,630,291
Teck Cominco, Ltd. Class B (Canada)	96,230	4,068,085
TMK OAO GDR (Russia)	69,058	2,520,617
TMK OAO 144A GDR (Russia)	27,704	1,011,196
United States Steel Corp.	58,560	6,626,650
Xstrata PLC (Switzerland)	78,783	4,525,239
		64,838,794

Oil & Gas (56.4%)
Apache Corp. (S)	267,731	21,619,278
BP PLC (United Kingdom)	4,089,676	45,694,557
ConocoPhillips	796,000	61,634,280
Devon Energy Corp.	321,474	24,682,774
EOG Resources, Inc.	176,172	13,547,627
Gazprom (Russia)	710,870	6,504,461
Lukoil ADR (Russia)	116,733	8,784,158
Marathon Oil Corp.	275,299	34,084,769
MOL Magyar Olaj-es Gazipari Nyilvanosan Mukodo Rt. ADR
(Hungary)	42,792	5,509,470
Newfield Exploration Co. (NON)	237,321	11,400,901
Occidental Petroleum Corp.	619,606	34,059,742
Saras SpA (Italy)	623,903	3,787,507
Statoil ASA (Norway)	597,700	16,336,697
Total SA (France)	381,156	28,715,073
Total SA ADR (France)	284,438	21,460,847
Valero Energy Corp.	460,454	34,359,077
XTO Energy, Inc. (S)	418,066	24,252,009
		396,433,227

Shipping (0.8%)

Overseas Shipholding Group	74,200	5,902,610

Total common stocks (cost $506,906,916)		$699,048,893

SHORT-TERM INVESTMENTS (7.6%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	2,556,818	$2,556,818
Short-term investments held as collateral for loaned
securities with yields ranging from 5.08% to 5.46% and
due dates ranging from June 1 2007 to July 30, 2007
(d)	$51,104,284	51,010,272

Total short-term investments (cost $53,567,090)		$53,567,090

TOTAL INVESTMENTS

Total investments (cost $560,474,006) (b)		$752,615,983

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/07 (aggregate face value $52,426,973) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$ 4,681,297	$ 4,621,209	7/18/07	$ 60,088
British Pound	7,841,055	7,926,030	6/20/07	(84,975)
Canadian Dollar	27,863,692	26,109,335	7/18/07	1,754,357
Euro	3,484,232	3,493,434	6/20/07	(9,202)
Japanese Yen	5,218,634	5,288,699	8/15/07	(70,065)
Swedish Krona	515,537	507,825	6/20/07	7,712
Swiss Franc	4,424,804	4,480,441	6/20/07	(55,637)

Total				$ 1,602,278

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/07 (aggregate face value $94,045,485) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

British Pound	$ 10,223,058	$ 9,999,092	6/20/07	$ (223,966)
Euro	55,531,399	54,419,282	6/20/07	(1,112,117)
Hong Kong Dollar	3,303,671	3,301,859	8/15/07	(1,812)
Japanese Yen	10,160,057	10,329,493	8/15/07	169,436
Norwegian Krone	13,305,431	13,049,357	6/20/07	(256,074)
Swiss Franc	2,925,701	2,946,402	6/20/07	20,701

Total				$ (1,403,832)

NOTES

(a) Percentages indicated are based on net assets of $702,922,994.

(b) The aggregate identified cost on a tax basis is $560,559,272, resulting in gross unrealized appreciation and depreciation of $196,767,107 and $4,710,396, respectively, or net unrealized appreciation of $192,056,711.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2007, the value of securities loaned amounted to $49,821,228. The fund received cash collateral of $51,010,272 which is pooled with collateral of other Putnam funds into 47 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $131,258 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $102,754,168 and $105,803,157, respectively.

(S) Securities on loan, in part or in entirety, at May 31, 2007.

At May 31, 2007, liquid assets totaling $3,303,704 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at May 31, 2007: (as a percentage of Portfolio Value)

Australia	0.7%
Canada	0.6
France	7.1
Germany	2.6
Hungary	0.8
Ireland	0.5
Italy	2.0
Japan	1.6
Norway	2.8
Russia	2.7
South Korea	1.4
Switzerland	0.6
United Kingdom	8.4
United States	68.2

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007